Stockholders' Equity - Shares of Common Stock for Issuance (Detail)	Jun. 30, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	15,372,463	2,809,922
Redeemable Convertible Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	13,323,873	2,253,391
Common Stock Options Outstanding [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	784,000	547,000
Stock Incentive Plans [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	1,264,590	9,531